Dividends	12 Months Ended
Dec. 31, 2020
Earnings Per Share [Abstract]
Dividends	Dividends
During 2018, the Company declared and paid one quarterly consecutive dividend of $0.50 per share and one final portion dividend of $0.1167 per share of Series B Preferred Shares, totaling $234, and four quarterly consecutive dividends of $0.50 per share of Series C Preferred Shares, totaling $4,600 and of Series D Preferred Shares, totaling $6,400, respectively.

During 2019, the Company declared and paid four quarterly consecutive dividends of $0.50 per share of Series C Preferred Shares, totaling $4,600, and four quarterly consecutive dividends of $0.50 per share of Series D Preferred Shares, totaling $$6,400.

During 2020, the Company declared and paid four quarterly consecutive dividends of $0.50 per share of Series C Preferred Shares, totaling $4,596, and four quarterly consecutive dividends of $0.50 per share of Series D Preferred Shares, totaling $6,393.

During 2018, the Company's subsidiary Pinewood declared and paid preferred dividends totaling JPY17,090,489.00 equivalent to $153 comprising of its first dividend of JPY32,981.64 per share equivalent to $298.52 per share of Series A Preferred Shares for the period June 8, 2018 to June 30, 2018, followed by a dividend of JPY137,923.25 per share equivalent to $1,231.37 per share of Series A Preferred Shares for the quarter ended September 30, 2018. In addition during 2018, Pinewood declared a dividend of JPY137,923.25 per share equivalent to $1,226.52 per share of Series A Preferred Shares totaling JPY13,792,325.00 equivalent to $123 for the quarter ended December 31, 2018, included under the caption “Mezzanine Equity” in the consolidated balance sheets, which was paid in January 2019.

During 2019, the Company's subsidiary Pinewood declared and paid preferred dividends totaling JPY54,719,550.00 equivalent to $500 comprising of a dividend of JPY134,924.92 per share equivalent to $1,217.40 per share of Series A Preferred Shares for the quarter ended March 31, 2019, followed by a dividend of JPY136,424.08 per share equivalent to $1,234.68 per share of Series A Preferred Shares for the quarter ended June 30, 2019 and followed by one dividend of JPY137,923.25 per share equivalent to $1,281.22 per share of Series A Preferred Shares for the quarter ended September 30, 2019. In addition during 2019, Pinewood declared a dividend of JPY137,923.25 per share equivalent to $1,269.45 per share of Series A Preferred Shares for the quarter ended December 31, 2019, included under the caption “Mezzanine Equity” in the consolidated balance sheets, which was paid in January 2020.
During 2020, Pinewood declared and paid preferred dividends totaling JPY54,719,550.00 equivalent to $512 comprising of a dividend of JPY136,051.34 per share equivalent to $1,243.12 per share of Series A Preferred Shares for the quarter ended March 31, 2020, followed by a dividend of JPY136,051.34 per share equivalent to $1,272.39 per share of Series A Preferred Shares for the quarter ended June 30, 2020 and followed by a dividend of JPY137,546.41 per share equivalent to $1,294.87 per share of Series A Preferred Shares for the quarter ended September 30, 2020. In addition during 2020, Pinewood declared a dividend of JPY137,546.41 per share equivalent to $1,311.62 per share of Series A Preferred Shares for the quarter ended December 31, 2020, included under the caption “Mezzanine Equity” in the consolidated balance sheets, which was paid in January 2021.